Fair value of financial instruments (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss Increase in Adjusted market multiple (5% movement)	$ 572	$ 626
Profit or loss Decrease in Adjusted market multiple (5% movement)	$ (572)	$ (626)